EQUITY INCENTIVE PLANS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	6,714,334	8,124,334	6,035,000
Weighted average exercise price	$ 1.59	$ 1.48	$ 1.28
Average remaining contractual life (years)	1 year 6 months 10 days
Range 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,950,000
Weighted average exercise price	$ 0.89
Average remaining contractual life (years)	6 months 10 days
Range 1 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.75
Range 1 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.11
Range 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,958,334
Weighted average exercise price	$ 1.63
Average remaining contractual life (years)	1 year 7 months 6 days
Range 2 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.41
Range 2 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.66
Range 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,100,000
Weighted average exercise price	$ 1.94
Average remaining contractual life (years)	7 months 6 days
Range 3 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.85
Range 3 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.95
Range 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,706,000
Weighted average exercise price	$ 2.12
Average remaining contractual life (years)	3 years 2 months 4 days
Range 4 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.1
Range 4 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.22